Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
October 31, 2024
RW30-NPRT1-1224
1.858593.118
Bond Funds - 74.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	140,781	1,372,612
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	7,633	58,542
Fidelity Series Corporate Bond Fund (a)	60,461	563,496
Fidelity Series Emerging Markets Debt Fund (a)	4,586	36,640
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,153	10,595
Fidelity Series Floating Rate High Income Fund (a)	762	6,848
Fidelity Series Government Bond Index Fund (a)	96,667	883,540
Fidelity Series High Income Fund (a)	4,273	37,009
Fidelity Series International Credit Fund (a)	702	5,847
Fidelity Series International Developed Markets Bond Index Fund (a)	30,870	270,425
Fidelity Series Investment Grade Bond Fund (a)	85,065	851,501
Fidelity Series Investment Grade Securitized Fund (a)	60,970	542,020
Fidelity Series Long-Term Treasury Bond Index Fund (a)	31,316	173,801
Fidelity Series Real Estate Income Fund (a)	675	6,778
Fidelity Series Treasury Bill Index Fund (a)	21,712	215,814
TOTAL BOND FUNDS (Cost $5,305,264)		5,035,468

Domestic Equity Funds - 9.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,822	143,459
Fidelity Series Commodity Strategy Fund (a)	179	15,598
Fidelity Series Large Cap Growth Index Fund (a)	3,918	93,024
Fidelity Series Large Cap Stock Fund (a)	3,711	85,531
Fidelity Series Large Cap Value Index Fund (a)	10,562	179,029
Fidelity Series Small Cap Core Fund (a)	3,817	46,412
Fidelity Series Small Cap Opportunities Fund (a)	1,337	19,894
Fidelity Series Value Discovery Fund (a)	3,851	63,303
TOTAL DOMESTIC EQUITY FUNDS (Cost $480,710)		646,250

International Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,363	54,449
Fidelity Series Emerging Markets Fund (a)	8,488	79,619
Fidelity Series Emerging Markets Opportunities Fund (a)	16,445	318,710
Fidelity Series International Growth Fund (a)	6,935	127,889
Fidelity Series International Index Fund (a)	3,880	48,814
Fidelity Series International Small Cap Fund (a)	5,421	96,704
Fidelity Series International Value Fund (a)	9,959	128,270
Fidelity Series Overseas Fund (a)	9,065	127,458
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $824,055)		981,913

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $68,381)	6,905	68,981

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $72,811)	4.91	72,811	72,811

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,751,221)	6,805,423
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,273)
NET ASSETS - 100.0%	6,803,150

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,047,985	395,750	76,613	7,273	(360)	5,850	1,372,612
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	52,754	15,640	9,097	452	(209)	(546)	58,542
Fidelity Series Blue Chip Growth Fund	116,119	52,151	19,932	10,852	(407)	(4,472)	143,459
Fidelity Series Canada Fund	39,946	15,874	2,385	-	41	973	54,449
Fidelity Series Commodity Strategy Fund	46,373	3,846	33,439	1,310	(19,945)	18,763	15,598
Fidelity Series Corporate Bond Fund	463,156	146,084	42,625	5,845	(919)	(2,200)	563,496
Fidelity Series Emerging Markets Debt Fund	28,616	9,660	1,859	328	(8)	231	36,640
Fidelity Series Emerging Markets Debt Local Currency Fund	9,247	2,289	1,053	-	(38)	150	10,595
Fidelity Series Emerging Markets Fund	62,514	22,396	6,912	-	116	1,505	79,619
Fidelity Series Emerging Markets Opportunities Fund	250,374	94,402	34,944	-	1,116	7,762	318,710
Fidelity Series Floating Rate High Income Fund	5,479	1,880	520	142	(11)	20	6,848
Fidelity Series Government Bond Index Fund	717,475	237,633	62,204	6,898	(1,512)	(7,852)	883,540
Fidelity Series Government Money Market Fund	55,041	21,282	3,512	824	-	-	72,811
Fidelity Series High Income Fund	29,696	9,358	2,501	531	(39)	495	37,009
Fidelity Series International Credit Fund	5,720	51	-	51	-	76	5,847
Fidelity Series International Developed Markets Bond Index Fund	213,227	69,489	13,644	983	(490)	1,843	270,425
Fidelity Series International Growth Fund	100,166	36,169	7,326	-	(64)	(1,056)	127,889
Fidelity Series International Index Fund	37,720	14,508	2,590	-	(30)	(794)	48,814
Fidelity Series International Small Cap Fund	82,330	24,480	8,518	-	139	(1,727)	96,704
Fidelity Series International Value Fund	99,599	37,164	6,168	-	(64)	(2,261)	128,270
Fidelity Series Investment Grade Bond Fund	699,786	223,740	63,471	8,390	(1,798)	(6,756)	851,501
Fidelity Series Investment Grade Securitized Fund	452,666	142,005	44,989	5,418	(1,262)	(6,400)	542,020
Fidelity Series Large Cap Growth Index Fund	74,459	27,494	12,404	-	(155)	3,630	93,024
Fidelity Series Large Cap Stock Fund	67,864	27,710	9,893	3,438	372	(522)	85,531
Fidelity Series Large Cap Value Index Fund	139,530	54,075	18,502	-	191	3,735	179,029
Fidelity Series Long-Term Treasury Bond Index Fund	147,331	45,138	13,967	1,424	(908)	(3,793)	173,801
Fidelity Series Overseas Fund	99,541	37,986	6,432	-	223	(3,860)	127,458
Fidelity Series Real Estate Income Fund	5,427	1,758	500	91	(6)	99	6,778
Fidelity Series Short-Term Credit Fund	55,133	17,268	3,511	651	(13)	104	68,981
Fidelity Series Small Cap Core Fund	34,404	17,562	4,704	-	(69)	(781)	46,412
Fidelity Series Small Cap Opportunities Fund	20,699	7,713	6,731	1,613	102	(1,889)	19,894
Fidelity Series Treasury Bill Index Fund	165,121	63,140	12,423	2,397	(5)	(19)	215,814
Fidelity Series Value Discovery Fund	48,860	18,889	5,478	-	15	1,017	63,303
	5,474,358	1,894,584	538,847	58,911	(25,997)	1,325	6,805,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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